DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	AUDIOCODES LTD
Entity Central Index Key	0001086434
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	audc
Entity Common Stock, Shares Outstanding	40,562,784
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 28,257	$ 50,311
Short-term and restricted bank deposits	14,008	13,825
Trade receivables (net of allowance for doubtful accounts of $ 918 and $ 1,461 at December 31, 2010 and 2011, respectively)	30,923	26,321
Other receivables and prepaid expenses	4,822	4,896
Deferred tax assets	2,600	2,287
Inventories	20,415	16,279
Total current assets	101,025	113,919
LONG-TERM ASSETS:
Long-term and restricted bank deposits	9,120	0
Long-term marketable securities	23,823	0
Investment in an affiliated company	1,251	1,317
Deferred tax assets	2,600	2,261
Severance pay funds	15,410	15,039
Total long-term assets	52,204	18,617
PROPERTY AND EQUIPMENT, NET	3,368	3,703
INTANGIBLE ASSETS, NET	3,985	5,310
GOODWILL	32,095	32,095
Total assets	192,677	173,644
LIABILITIES AND EQUITY
Short-term loan and current maturities of long-term bank loans	10,243	6,000
Trade payables	12,362	13,519
Other payables and accrued expenses	18,102	24,168
Deferred revenues	5,235	3,695
Total current liabilities	45,942	47,382
LONG-TERM LIABILITIES:
Accrued severance pay	16,106	15,821
Senior convertible notes	353	353
Long-term banks loans	22,912	9,750
Deferred revenues and other liabilities	1,345	1,158
Total long-term liabilities	40,716	27,082
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2010 and 2011; Issued: 48,595,373 shares at December 31, 2010 and 49,159,897 shares at December 31, 2011; Outstanding: 41,203,017 shares at December 31, 2010 and 40,562,784 shares at December 31, 2011	119	128
Additional paid-in capital	196,021	191,277
Treasury stock - 7,392,356 shares as of December 31, 2010 and 8,597,113 shares at December 31, 2011	(29,055)	(25,057)
Accumulated other comprehensive income (loss)	(240)	822
Accumulated deficit	(60,826)	(67,990)
Total equity	106,019	99,180
Total liabilities and equity	$ 192,677	$ 173,644

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts receivable (in dollars)	$ 1,461	$ 918
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	49,159,897	48,595,373
Ordinary shares, shares outstanding	40,562,784	41,203,017
Treasury stock, shares	8,597,113	7,392,356

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 155,827	$ 150,040	$ 125,894
Cost of revenues	64,145	66,138	56,194
Gross profit	91,682	83,902	69,700
Operating expenses:
Research and development, net	32,150	30,189	29,952
Selling and marketing	43,248	35,024	32,111
General and administrative	9,028	8,252	7,821
Total operating expenses	84,426	73,465	69,884
Operating income (loss)	7,256	10,437	(184)
Financial income (expenses), net	423	(94)	(2,744)
Income (loss) before taxes on income	7,679	10,343	(2,928)
Income tax benefit (expense), net	(238)	1,885	(290)
Equity in losses of affiliated company, net	(277)	(213)	(76)
Net income (loss)	7,164	12,015	(3,294)
Net loss attributable to non-controlling interest	0	111	472
Net income (loss) attributable to AudioCodes' shareholders	$ 7,164	$ 12,126	$ (2,822)
Basic and diluted net earnings (loss) per share attributable to AudioCodes shareholders (in dollars per share)	$ 0.17	$ 0.3	$ (0.07)

STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income(loss) [Member]	Total
Balance at Dec. 31, 2008	$ 125	$ 186,998	$ (25,057)	$ (912)	$ (77,294)	$ 228		$ 84,088
Issuance of shares upon exercise of options and employee stock purchase plan	0	90	0	0	0	0		90
Stock compensation related to options granted to employees	0	1,991	0	0	0	0		1,991
Comprehensive loss, net:
Unrealized profit (loss) on foreign currency cash flow hedges	0	0	0	1,010		0	1,010	1,010
Net income (loss)	0	0	0	0	(2,822)	(472)	(3,294)	(3,294)
Total comprehensive income (loss), net							(2,284)
Balance at Dec. 31, 2009	125	189,079	(25,057)	98	(80,116)	(244)		83,885
Issuance of shares upon exercise of options and employee stock purchase plan	3	2,553	0	0	0	0		2,556
Stock compensation related to options granted to employees	0	1,370	0	0	0	0		1,370
Acquisition of NSC non-controlling interest	0	(1,725)	0	0	0	355		(1,370)
Comprehensive loss, net:
Unrealized profit (loss) on foreign currency cash flow hedges	0	0	0	724	0	0	724	724
Net income (loss)	0	0	0	0	12,126	(111)	12,015	12,015
Total comprehensive income (loss), net							12,739
Balance at Dec. 31, 2010	128	191,277	(25,057)	822	(67,990)	0		99,180
Purchase of treasury stock	(11)	0	(3,998)	0	0	0		(4,009)
Issuance of shares upon exercise of options and employee stock purchase plan	2	1,703	0	0	0	0		1,705
Stock compensation related to options granted to employees	0	3,041	0	0	0	0		3,041
Comprehensive loss, net:
Unrealized profit (loss) on foreign currency cash flow hedges	0	0	0	(1,062)	0	0	(1,062)	(1,062)
Net income (loss)	0	0	0	0	7,164	0	7,164	7,164
Total comprehensive income (loss), net							6,102
Balance at Dec. 31, 2011	$ 119	$ 196,021	$ (29,055)	$ (240)	$ (60,826)	$ 0		$ 106,019

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 7,164	$ 12,015	$ (3,294)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,239	4,359	4,969
Amortization of marketable securities premiums and accretion of discounts, net	416	0	252
Equity in losses of affiliated company, net	277	213	76
Stock-based compensation expenses	2,323	1,370	1,991
Amortization of senior convertible notes discount and deferred charges and gain from redemption	0	0	2,930
Decrease (increase) in accrued interest on loans, marketable securities, bank deposits and structured notes	(182)	(20)	2,312
Increase in deferred tax assets, net	(652)	(2,321)	0
Decrease (increase) in trade receivables, net	(4,602)	(7,799)	11,042
Decrease (increase) in other receivables and prepaid expenses	(403)	(218)	1,770
Decrease (increase) in inventories	(4,136)	(3,963)	6,245
Increase (decrease) in trade payables	(1,157)	4,910	(3,052)
Increase (decrease) in other payables and accrued expenses and other liabilities	(5,464)	6,324	(1,760)
Increase (decrease) in deferred revenues	1,978	1,851	(1,731)
Decrease in accrued severance pay, net	(86)	(319)	(776)
Net cash provided by (used in) operating activities	(1,285)	16,402	20,974
Cash flows from investing activities:
Investment in affiliated company	(211)	0	(341)
Purchase of property and equipment	(1,579)	(1,569)	(1,271)
Purchase of marketable securities	(24,402)	0	0
Short-term bank deposits, net	(183)	77	45,885
Investment in long-term bank deposits	(9,120)	0	0
Proceeds from redemption of marketable securities upon maturity	0	0	16,000
Net cash provided by (used in) investing activities	(35,495)	(1,492)	60,273
Cash flows from financing activities:
Purchase of treasury stock	(3,812)	0	0
Redemption of senior convertible notes	0	(50)	(73,147)
Proceeds from long-term bank loans	24,005	0	0
Repayment of long-term bank loans	(6,600)	(6,000)	(6,000)
Payment for acquisition of NSC non controlling interest	(278)	(74)	0
Proceeds from issuance of shares upon exercise of options and employee stock purchase plan	1,411	2,556	90
Net cash provided by (used in) financing activities	14,726	(3,568)	(79,057)
Increase (decrease) in cash and cash equivalents	(22,054)	11,342	2,190
Cash and cash equivalents at the beginning of the year	50,311	38,969	36,779
Cash and cash equivalents at the end of the year	28,257	50,311	38,969
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	848	261	363
Cash paid during the year for interest	356	317	2,238
Supplemental disclosures of non cash operational, financing and investing activities
Net change in profit (loss) on foreign currency cash flow hedges	(1,062)	724	1,010
Total commitment for future payments for NSC acquisition which reduced the Company's shareholders' equity	0	1,296	0
Total commitment in respect of treasury stock purchasing	197	0	0
Conversion of Employees Stock Purchase Plan liability to equity upon issuance of shares	$ 294	$ 0	$ 0

GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.	Business overview:

AudioCodes Ltd. ("the Company") and its subsidiaries (together the "Group") design, develop and market products and services for voice, data and video over IP networks to service providers and channels (such as distributors), OEMs, network equipment providers and systems integrators.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America and Israel.

b.	Acquisition of Natural Speech Communication Ltd.:

Through December 31, 2009, the Company had invested an aggregate of $ 8,418 in Natural Speech Communication Ltd. ("NSC"), a privately-held company engaged in speech recognition. As of December 31, 2009, the Company owned 59.74% of the outstanding share capital of NSC, which has been consolidated into the financial results of the Company since December 2008.

In January 2010, the Company entered into an agreement to acquire all of the outstanding equity of NSC that it did not own as of December 31, 2009. The closing of the transaction occurred in May 2010. Pursuant to the agreement, the Company purchased the remaining 40.26% of the shares from NSC's non-controlling shareholders for a maximum total consideration of $ 1,733, which includes payments to employees, who were also former NSC's shareholders, that exceeded the fair value of NSC's shares. As a result, the payments in excess of fair value were treated as payroll expenses. The payment of the total consideration can be made, at the Company's option, in any combination of cash and the Company's shares. In accordance with the agreement, $ 224 in 2010 and $ 278 in 2011 were paid in cash. An additional amount of $ 731 is payable in two annual installments commencing in March 2012. Additional consideration of up to $ 500 is payable in 2013, if certain aggregate revenue milestones are met for 2010, 2011 and 2012. The obligation to pay the total consideration to the former NSC shareholders is recorded as a liability.

The liability recorded is comprised of two components: (1) The contingent payments for which the Company recorded a contingent consideration liability of $ 329 based on its estimated fair value as of the closing of the transaction. Thia amount was estimated by utilizing an income approach, taking into account the potential cash payments based on the Company's expectation as to NSC's future revenues in each of the years from 2010 to 2012, and was discounted to arrive at a present value amount. The discount rate was based on the market interest rate and NSC's estimated operational capitalization rate. The contingent consideration liability is marked to market at fair value at each reporting date based on the Company's policy with subsequent changes in the value of the liability recorded in the statement of operations in finance expenses, and (2) A liability with respect to the commitment for future payments was recorded at present value which amounted to $ 967. Such obligation is not re-measured at subsequent periods and only adjusted to changes in time value. As this was an equity transaction between AudioCodes and NSC's non-controlling shareholders, the Company reduced its shareholders' equity by $ 1,370 for the excess costs over book value related to the minority interest in NSC, as required in accordance with Accounting Standards Codification (“ASC”) 810, "Consolidation".

As of December 31, 2010 and 2011, the contingent consideration liability estimated fair value amounted to $ 355 and $ 412, respectively, and the liability with regards to the commitment for future payments amounted to $ 958 and $ 707, respectively. Of the total liability, an aggregate amount equal to $ 1,038 and $ 778 was classified as long-term liabilities as of December 31, 2010 and 2011, respectively.

c.	The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components at comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results of the Group and its financial position.

d.	The Group's major customer in 2009, accounting for 15.6% of the Group's revenues in that year, filed for bankruptcy in January 2009. The Group's major customer in 2011, accounted for 14.4% of the Group's revenues in that year. No other customer accounted for more than 10% of the Group's revenues in those periods. See also Note 12e.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories, intangible assets, goodwill, income taxes and valuation allowance: stock-based compensation and contingent liabilities. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

A majority of the Group's revenues is generated in U.S. dollars. In addition, most of the Group's costs are denominated and determined in U.S. dollars and in new Israeli shekels. The Company's management believes that the U.S. dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

The Group accounts for non-controlling interest in a subsidiary in accordance with ASC 810, "Consolidation". According to ASC 810, non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or gain or loss resulting from dilution in the holdings of a subsidiary. ASC 810 clarifies that losses of partially-owned consolidated subsidiaries will continue to be allocated to the non-controlling interest even when the investment has already been reduced to zero.

According to the Company's policy, contingent consideration is presented at fair value in subsequent periods and changes in fair value of the liability will be recorded as financial income/ expense.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The deposits are mainly in U.S. dollars and bear interest at an average rate of 1.01% and 1.50% for 2010 and 2011, respectively. Short-term deposits are presented at their cost, including accrued interest. In connection with the long term bank loans, and with the office lease agreement, the banks have a lien on the Company's assets and the Company is required to maintain compensating balances with the banks (see also Note 11 and Note 12a). The Company is required to maintain deposits in the same banks that provided the loans. Out of the short-term bank deposits, a total of $ 13,825 and $ 12,934 are restricted short-term deposits as of December 31, 2010 and 2011, respectively.

f.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments-Debt and Equity Securities".

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. For the year ended December 31, 2011, all securities are classified as held-to-maturity since the Company has the intent and ability to hold the securities to maturity and, accordingly, debt securities are stated at amortized cost.

For the year ended December 31, 2011, all securities covered by ASC No. 320 were designated by the Company's management as held-to-maturity.

The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity and any other than temporary impairment losses. Such amortization and interest are included in the consolidated statement of operations as financial income or expenses, as appropriate. The accrued interest on short-term and long-term marketable securities is included in other receivables and prepaid expenses.

For the years ended December 31, 2009 and 2011, no other than temporary impairment losses have been identified. During the year ended December 31, 2010, the Group did not hold any marketable securities.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the "weighted average cost" method.

Finished products - using the "weighted average cost" method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices and historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of products lines and for market prices lower than cost.

h.	Long-term bank deposits:

Bank deposits with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest is included in other receivables and prepaid expenses. The deposits are in U.S dollars and bear interest at an average rate of 2.52% for 2011. In connection with the long term bank loans, the Company is required to maintain compensating balances with the banks (see also Note 11). Out of the long-term bank deposits, a total of $ 8,820 are restricted long-term deposits as of December 31, 2011. The Company is required to maintain deposits in the same banks that provided the loans.

i.	Investment in an affiliated company:

The Company accounts for investment in affiliated company in which it has the ability to exercise significant influence over the operating and financial policies using the equity method of accounting in accordance with the requirements of ASC 323, "Investments - Equity Method and Joint Ventures".

Investment in affiliated company represents investment in ordinary shares, preferred shares and convertible loans. According to ASC 323, additional losses of such company in excess of the carrying amount of the equity investment are recognized based on the seniority level (priority in liquidation) of the particular type of investment held by the Company.

The Company's investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable in accordance with ASC 323. As of December 31, 2009, 2010 and 2011, no impairment losses had been identified.

j.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

k.	Impairment of long-lived assets:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset if such assets are considered to be impaired. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The loss is allocated to the long-lived assets of the Group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the Group will not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable As of December 31, 2009, 2010 and 2011, no impairment losses had been identified for property and equipment since the fair value of those assets was higher than its carrying amounts.

Intangible assets are comprised of acquired technology, customer relations, trade names, existing contracts for maintenance and backlog.

Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from one to ten years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During 2009, 2010 and 2011, no impairment losses were identified.

l.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Under ASC 350, "Intangible, Goodwill and Other", goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired.

The Company performs an annual impairment analysis of goodwill at December 31 of each year, or more often as applicable. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and no further testing is required to be performed. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step of the impairment test in order to determine the implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company believes that its business activity and management structure meet the criterion of being a single reporting unit for accounting purposes. The Company performed an annual impairment analysis as of December 31, 2009, 2010 and 2011 using market capitalization.

During 2009, 2010 and 2011, no impairment losses were identified.

m.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group's products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues from products and services are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104), "Revenue Recognition", when the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Group has no remaining obligation to customers after the date on which products are delivered other than pursuant to warranty obligations and right of return.

In 2011, the Company adopted, on a prospective basis, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2009-13, Topic 605 - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13"). ASU 2009-13 changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The selling price for a deliverable is based on its vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices fall within a narrow range based on stand alone rates. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Company's products contain a significant element of proprietary technology and its solutions offer substantially different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Company is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Company is not typically able to determine TPE. The ESP is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, competitors' pricing strategies, and industry technology lifecycles. The selling price of the products was based on ESP. Maintenance selling price was based on VSOE.

The Company limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services or subject to customer-specific return or refund privileges. The Company evaluates each deliverable in an arrangement to determine whether they represent separate units of accounting.

Prior to 2011, the Company allocated revenue to each element using the residual method when the VSOE of fair value of the undelivered items for arrangements with multiple elements, such as sales of products that include services and software, exists. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of one or more undelivered items did not exist, revenue from the entire arrangement was deferred and recognized at the earlier of: (i) delivery of those elements or (ii) when fair value could be established unless maintenance was the only undelivered element, in which case, the entire arrangement fee was recognized ratably over the contractual support period.

The adoption of ASU 2009-13 did not have a significant impact on the Company's net revenues for the year ended December 31, 2011, compared to the net revenues that would have been recorded under the previous accounting rules.

Revenues from services recorded during the years 2009, 2010 and 2011, amounted to $ 11,023, $ 17,378 and $ 20,025 and the related cost of services amounted to $ 3,190, $ 3,983 and $ 4,228, respectively.

The Group grants to certain customers a right of return or the ability to exchange a specific percentage of the total price paid for products they have purchased over a limited period for other products. The Group maintains a provision for product returns and exchanges and other incentives based on its experience with historical sales returns, analysis of credit memo data and other known factors, in accordance with SAB 104. The provision was deducted from revenues and amounted to $ 1,387 and $ 823 as of December 31 2010 and 2011, respectively.

Revenues from the sale of products which were not yet determined to be final sales due to acceptance provisions were deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

n.	Warranty costs:

The Group generally provides a warranty period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2010 and 2011, the provision for warranty amounted to $ 870 and $ 707, respectively.

o.	Research and development costs:

Research and development costs, net of government grants received, are charged to the statement of operations as incurred. The total government grants presented as a reduction from research and development costs during the years 2009, 2010 and 2011 are $ 2,417, $ 3,912 and $ 2,776, respectively.

p.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carryforward losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Group accrues interest and penalties, if any, related to unrecognized tax benefits in tax expenses.

q.	Comprehensive income (loss):

The Group accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Group determined that its items of comprehensive income (loss) relates to gains and losses on hedging derivatives instruments.

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Group's cash and cash equivalents and bank deposits are invested in U.S. dollar instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's investments are in corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in debentures of U.S corporations. Marketable securities consist of highly liquid debt instruments of corporations with high credit standing. Management believes that the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. However, under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments. Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts based upon a specific review. Allowance for doubtful accounts amounted to $ 918 and $ 1,461 as of December 31, 2010 and 2011, respectively

s.	Senior convertible notes:

The Group accounts for senior convertible notes in accordance with ASC 470-20, "Debt with Conversion and Other Options". ASC 470-20 specifies that issuers of such instruments should separately account for the liability and equity components on the issuance day in a manner that will reflect the entity's nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. See also Note 10.

The Company presents the outstanding principal amount of its senior convertible notes as a long-term liability, in accordance with ASC 210-10-45 (based on its expected redemption, taking into consideration redemption options of the holders). The debt is classified as a long-term liability until the date of conversion on which it would be reclassified to equity, or within one year of the first contractual redemption date, on which it would be reclassified as a short-term liability. Accrued interest on the senior convertible notes is included in "other payables and accrued expenses".

According to ASC 470-20, if an instrument within its scope is repurchased, an issuer shall allocate the consideration transferred and related transaction costs incurred, to the extinguishment of the liability component and the reacquisition of the equity component. See also Note 10.

t.	Basic and diluted net earnings (loss) per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Senior convertible notes and certain outstanding stock options and warrants have been excluded from the calculation of the diluted net earnings per ordinary share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the senior convertible notes and outstanding options and warrants that have been excluded from the calculations of diluted net income per share was 8,768,909, 3,848,284 and 2,727,374 for the years ended December 31, 2009, 2010 and 2011, respectively.

u.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. Accordingly, the Company uses option valuation models to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

During the year ended December 31, 2009, the Company extended the exercise period of certain options granted to employees by a period of 1-2 years and modified the exercise price with respect to certain employees' awards.

The Company accounted for these changes as modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2009, 2010 and 2011, was $ 1.22, $ 1.96 and $ 2.69 per share, respectively, using the Black-Scholes option pricing formula. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2009	2010	2011

Dividend yield	0%	0%	0%
Expected volatility	46.24%-50.73%	48.68%-53.2%	53.5%-59.6%
Risk-free interest	1.76%-2.93%	1.02%-2.46%	0.8%-2.04%
Expected life	4.6-5.6 years	4.67-5.69 years	4.67-5.69 years
Forfeiture rate	7.0%	10.0%	10.0%

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company's exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts and may be subject to substantial change in the future. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The total equity-based compensation expenses relating to all of the Company's equity-based awards recognized for the years ended December 31, 2009, 2010 and 2011 was included in items of the consolidated statements of income as follows:

	Year ended December 31,
	2009	2010		2011

Cost of revenues	$117	$62		$130
Research and development, net	642	393		526
Selling and marketing expenses	913	1,180		964
General and administrative expenses	319	453		703

Total equity-based compensation expenses	$1,991	$2,088	*)	$2,323

*)	Includes also equity-based compensation that was classified as a liability.

v.	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. See also note 13a.

w.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than one year period, are entitled to one month's salary for each year of employment, or a portion thereof. The Group's liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2009, 2010 and 2011, amounted to approximately $ 1,136, $ 1,733 and $ 2,162, respectively.

x.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the U.S. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $ 16.5 during 2011 ($ 22 including catch-up contributions for participants age 50 or over). The Group matches employee contributions to the plan up to a limit of 3% of their eligible compensation, subject to IRS limits. In 2009, 2010 and 2011, the Group matched contributions in the amount of $ 280, $ 240 and $ 301, respectively.

y.	Advertising expenses:

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 139, $ 374 and $ 442, respectively.

z.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables, other receivables and other payables approximate their fair value due to the short-term maturity of such instruments. The fair value of long-term bank loans and senior convertible loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and market observable data of similar instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 -	Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3 -	Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 8.

aa.	Variable interest entities:

ASC 810-10, "Consolidation" provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of estimates and assumptions. The assumptions include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

The Company's approach for identifying which enterprise should consolidate a variable interest entity is the qualitative approach, based on which enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination about whether an enterprise should consolidate a variable interest entity is required to be evaluated continuously as changes to existing relationships or future transactions occur.

ab.	Derivatives and hedging:

The Group accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging".

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as earnings in "Financial income (expenses)" at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and classified as financial other income or expenses. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

During 2010, the Group recorded accumulated other comprehensive income in the amount of $ 724 from its forward exchange contracts with respect to payroll and rent expenses expected to be incurred during 2011. Such amount was reclassified into earnings during 2011.

During 2011, the Group recorded accumulated other comprehensive loss in the amount of $ 1,062 from its forward exchange contracts with respect to payroll and rent expenses expected to be incurred during 2012. Such amount will be reclassified into earnings during 2012. See also Note 18.

ac.	Impact of recently issued accounting pronouncements:

In May 2011, the FASB issued ASU No. 2011-04, Topic 820 - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"), which amends current fair value measurement and disclosure guidance to converge with International Financial Reporting Standards ("IFRS") and provides increased transparency around valuation inputs and investment categorization. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. Early application by public companies is not permitted. The Group's adoption of ASU 2011-04 will not have a significant impact on its consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011.

In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted.

In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"), which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements for fiscal years beginning after December 15, 2011.

In December 2011, the FASB issued ASU No. 2011-11, Topic 2010 - Balance Sheet ("ASU 2011-11"), which contains new disclosure requirements regarding the nature of an entity's rights of set off and related arrangements associated with its financial instruments and derivative instruments. Under U.S. GAAP, certain derivative and repurchase agreement arrangements are granted exceptions from the general off-setting model. To facilitate comparison between financial statements prepared under U.S. GAAP and IFRS, the new disclosure requirement will provide financial statement users information regarding both gross and net exposures. This guidance is effective for annual and interim financial statements beginning on or after January 1, 2013. Retrospective application is required. The Group is still considering the impact of the adoption of ASU 2011-11 on its consolidated results of operations or financial condition.

ad.	Reclassification:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation.

MARKETABLE SECURITIES AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2011
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities And Accrued Interest Disclosure [Text Block]
NOTE 3:-	MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of held to maturity marketable securities:

	December 31, 2011
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Maturing within one to three years
Corporate debentures	$23,823	$46	$(736)	$23,133

Accrued interest	345	-	-	345

	$24,168	$46	$(736)	$23,478

These investments were issued by highly rated corporations. Accordingly, it was expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. As of December 31, 2011, the Group did not have any investment in marketable securities that was in an unrealized loss position for twelve months period or greater. Since the Company had the ability and intent to hold these investments until an anticipated recovery of fair value, which may be until maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2011. Unrealized gains (losses) are valued using alternative pricing sources and models utilizing market observable inputs.

INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	December 31,
	2010	2011

Raw materials	$6,872	$6,977
Finished products	9,407	13,438

	$16,279	$20,415

In the years ended December 31, 2009, 2010 and 2011, the Group wrote-off inventories in a total amount of $ 3,421, $ 1,113 and $ 644, respectively.

INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2011
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE 5:-	INVESTMENT IN AN AFFILIATED COMPANY

As of December 31, 2010 and 2011, the Company owned 25.61% and 26.56% of MailVision's outstanding share capital, respectively.

In November 2010, the Company converted $588 of convertible loans made to MailVision into equity and its holding increased to 25.61%.

In June 2011, the Company converted $ 74 of convertible loans made to MailVision into equity and its holding increased to 26.56%.

	December 31,
	2010	2011

Invested in equity	$1,581	$1,655
Loans	74	211
Accumulated net loss	(338)	(615)

Total investment	$1,317	$1,251

Balances and transactions with MailVision were as follows:

a.	Balances:

	December 31,
	2010	2011

Other receivables and prepaid expenses	$100	$116

b.	Transactions:

	Year ended December 31,
	2009	2010	2011

Amounts charged - cost of revenues	$94	$417	$2,164

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6:-	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011
Cost:

Computers and peripheral equipment	$20,424	$21,844
Office furniture and equipment	10,151	10,299
Leasehold improvements	2,291	2,302

	32,866	34,445
Accumulated depreciation:

Computers and peripheral equipment	19,213	20,305
Office furniture and equipment	8,665	9,169
Leasehold improvements	1,285	1,603

	29,163	31,077

Depreciated cost	$3,703	$3,368

Depreciation expenses amounted to $ 3,159, $ 2,822 and $ 1,914 for the years ended December 31, 2009, 2010 and 2011, respectively.

INTANGIBLE ASSETS, DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 7:-	INTANGIBLE ASSETS, DEFERRED CHARGES

		Useful life	December 31,
		(years)	2010	2011
a.	Impaired Cost:

	Acquired technology	5-10	$15,517	$15,517
	Customer relationship	9	4,172	4,172
	Trade name	3	415	415
	Existing contracts for maintenance	3	181	181

			20,285	20,285
	Accumulated amortization:

	Acquired technology		11,554	12,575
	Customer relationship		2,825	3,129
	Trade name		415	415
	Existing contracts for maintenance		181	181

			14,975	16,300

	Amortized cost		$5,310	$3,985

b.	Amortization expenses related to intangible assets amounted to $ 1,810, $ 1,537 and $ 1,325 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	Expected amortization expenses are as follows

Year ending December 31,
2012	$1,124
2013	$933
2014	$869
2015	$717
2016	$342

$3,985

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Group measures its foreign currency derivative instruments and the contingent consideration to NSC's former shareholders at fair value. Investments in foreign currency derivative instruments are classified within Level 2 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The contingent consideration to NSC's former shareholders is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2010
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative contracts	$822	$-	$822
Contingent consideration related to NSC's former shareholders	$-	$(355)	$(355)
Liability related to equity based compensation	-	(718)	(718)

Total financial liabilities	$-	$(1,073)	$(1,073)

	December 31, 2011
	Fair value measurements using input type
	Level 2	Level 3	Total

Foreign currency derivative contracts	$(240)	$-	$(240)
Contingent consideration related to NSC's former shareholders		(412)	(412)

Total financial liabilities	$(240)	$(412)	$(652)

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2011	$(1,073)
Classification of liability to quity	718
Adjustment due to time change value	(57)

Balance at December 31, 2011	$(412)

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2010	2011

Vacation accrual	$3,139	$3,030
Royalties provision	596	517
Other employees and payroll accruals	6,531	3,879
Government authorities	1,153	574
Accrued expenses	12,241	9,596
Others	508	506

	$24,168	$18,102

SENIOR CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2011
Senior Convertible Notes Disclosure [Abstract]
Senior Convertible Notes Disclosure [Text Block]
NOTE 10:-	SENIOR CONVERTIBLE NOTES

In November 2004, the Company issued an aggregate of $ 125,000 principal amount of its 2% Senior Convertible Notes due November 9, 2024 (the "Notes"). The Company is obligated to pay interest on the Notes semi-annually on May 9 and November 9 of each year.

The Notes are convertible, at the option of the holders at any time before the maturity date, into ordinary shares of the Company at a conversion rate of 53.4474 ordinary shares per $ 1 principal amount of Notes, representing a conversion price of approximately $ 18.71 per share. Upon such conversion in lieu of the delivering of ordinary shares, the Company may elect to pay the holders cash or a combination of cash and ordinary shares. The Notes are subject to redemption at any time on or after November 9, 2009, in whole or in part, at the option of the Company, at a redemption price of 100% of the principal amount plus accrued and unpaid interest. The Notes are subject to repurchase, at the holders' option, on November 9, 2009, November 9, 2014 or November 9, 2019, at a repurchase price equal to 100% of the principal amount plus accrued and unpaid interest, if any, on such repurchase date. The Company may choose to settle in cash upon conversion. The holders of almost all of the principal amount of the Notes outstanding in November, 2009 elected to have the Company repurchase the Notes held by them.

Effective January 1, 2009, the Company adopted the amendment to ASC 470-20 "Debt with Conversion and Other Options". The amendment specifies that issuers of such instruments should separately account for the liability and equity components in a manner that will reflect the entity's nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. As a result, the Company recorded an additional $ 2,775 of interest expense in 2009.

During 2009 and 2010, the Company repurchased $ 73,100 and $ 50, respectively, in principal amount of the Notes for a total cost, including accrued interest, of $ 73,147 and $ 50, respectively. As of December 31, 2010 and 2011, there are $ 353 in principal amount of the Notes outstanding. The effective interest rate for the years ended December 31, 2009, 2010 and 2011 amounted to 3.35%, 2% and 2%, respectively.

LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 11:-	LONG-TERM BANK LOANS

In April and July 2008, the Company entered into loan agreements with Israeli commercial banks that provided for loans in the total principal amount of $ 30,000 (the "2008 Loans"). The 2008 Loans bear interest at LIBOR plus 1.3%-1.5% with respect to $ 23,000 of the principal amount of 2008 Loans and LIBOR plus 0.5%-0.65% with respect to the remaining $ 7,000 of principal amount. The principal amount borrowed is repayable in 20 equal quarterly payments through July 2013.

In September and December 2011, the Company entered into loan agreements with banks in Israel that provided for loans in the total principal amount of $ 23,750 (the "2011 Loans"). The 2011 Loans bear interest at LIBOR+2.1%-3.6% with respect to $ 19,850 of the principal amount of the 2011 Loans. The other $ 3,900 of principal amount is required to be maintained as a compensating bank deposit. This portion of the loan bears interest at 0.5% above the interest rate paid on the bank deposit. Of these borrowings, $ 19,850 of the principal amount borrowed is repayable in 20 equal quarterly installments and the remaining $3,900 of principal amount is repayable in 10 equal semiannual payments through September 2017.

As of December 31, 2010 and 2011, the banks have a lien on the Company's assets that secures both the 2008 and 2011 Loans. As of December 31, 2010 and 2011,the Company is required to maintain a total of $ 7,000 and $ 16,450 in compensating balances with the banks, respectively, to secure the 2008 and 2011 Loans. As of December 31, 2010 and 2011, the compensating balances are included in $ 7,000 and $ 7,630 of short-term deposits and $ 0 and $ 8,820 of long-term deposits, respectively. The amount of the compensation balances are allowed to decrease as the Company repays these Loans. The agreements with respect to the 2008 and 2011 Loans require the Company, among other things, to meet certain covenants as to maintaining shareholders' equity, cash balances and liabilities to banks at specified levels and achieving certain levels of operating income.

As of December 31, 2010, the Company was in compliance with its covenants to the banks. As of December 31, 2011 the Company was in compliance with its covenants to the banks except for the covenant not to exceed a certain amount of liabilities to the banks. The Company received a waiver from the banks with respect to this covenant until June 30, 2012. The Company expects to be in compliance with this covenant by the end of the waiver period.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Group's facilities are rented under several lease agreements in Israel, Europe and the U.S. for periods ending in 2017.

Future minimum rental commitments under non-cancelable operating leases, are as follows:

Year ending December 31,

2012	$5,609
2013	5,691
2014	5,487
2015	5,118
2016	5,099
Thereafter	4,677

Total minimum lease payments *)	$31,681

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,425 due in the future under non-cancelable subleases.

In connection with the Company's offices lease agreement in Israel, the lessor has a lien of approximately $ 5,000 which is included in short-term bank deposits.

Rent expenses for the years ended December 31, 2009, 2010 and 2011, were approximately $ 4,558, $ 4,790 and $ 5,327, respectively.

b.	Inventory commitments:

The Group is obligated under certain agreements with its suppliers to purchase specified items of excess inventory which is expected to be utilized in 2012. As of December 31,2011, non- cancelable obligations were approximately $ 1,233.

c.	Royalty commitment to the Office of the Chief Scientist of Israel ("OCS"):

Under the research and development agreements of the Company and its Israeli subsidiaries with the OCS and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3%-5% of sales to the end customer of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS research and development grants received, linked to the U.S. dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the file has been approved) applicable to dollar deposits. The Company is obligated to repay the Israeli Government for the grants received only to the extent that there are sales of the funded products.

The place of manufacturing of a product that was developed with the support of the OCS, or based on know-how developed with the support of the OCS, shall be according to the supported company's declaration in the application for support (including manufacturing abroad). In case a company wishes to transfer manufacturing activity abroad, additional to its statement in the application for support, it will be required to receive approval from the OCS research committee. The committee is entitled to increase both the royalty liability and the rate of the royalty payments. The increased repayment is calculated according to the percentage of the manufacturing activities that are intended to be carried out outside Israel, and can reach up to 300% of the original sum. When the manufacturing of the product is being done outside of Israel, the Company is required to pay an increased royalty rate of an additional 1% (instead of paying 3-5%, the company will pay 4-6%).

As of December 31, 2010 and 2011, the Company and its Israeli subsidiaries have a contingent obligation to pay royalties in the amount of approximately $ 23,357 and
$ 24,062, respectively.

As of December 31, 2011, the Company and its subsidiaries have paid or accrued royalties to the OCS in the amount of $ 1,475, which was recorded as cost of revenues.

d.	Royalty commitments to third parties:

The Group has entered into technology licensing fee agreements with third parties. Under the agreements, the Group agreed to pay the third parties royalties, based on sales of relevant products. See also Note 9.

e.	Legal proceedings:

1.	The Group's major customer in 2008 and 2009 has filed an action asserting that the Group received approximately $ 3.2 million in payments from them during the ninety day period prior to their bankruptcy filing in January 2009 that constitute avoidable preferential transfers. The Group is currently engaged in settlement discussions with the customer with respect to these claims and has reached a settlement in principle whereby all claims by the parties would be settled and the Group would be required to pay $ 20 to the customer. The parties are in the process of documenting the settlement. Upon execution of the settlement agreement, the customer will submit the settlement for court approval. Until the settlement agreement is executed and the court approves the settlement, there can be no certainty that a settlement will occur. If a settlement does not occur, management believes that it has valid defenses to these claims.

2.	In May 2007, the Company entered into an agreement with respect to property adjacent to its headquarters in Israel, pursuant to which a building of approximately 145,000 square feet has been erected and was expected to be leased to the Company for a period of eleven years.

This new building was substantially completed in May 2010.  The landlord claimed that the Company should have taken delivery of the building at that time and started paying rent.  The Company disagreed with the landlord's interpretation of the relevant agreement. As a result, the landlord terminated the agreement and leased the property to a third party.  This dispute has been referred to arbitration where the Company claims that due to the landlord's failure the Company lost significant potential revenues. The landlord counterclaimed alleging that it sustained losses equal to approximately one year's rent and management fees in the amount of approximately NIS 14 million (approximately $ 3.7 million).  It is not possible at this stage to predict the outcome of these proceedings. The Company believes that it has valid defenses to the counterclaim.

3.	In July 2011, the Company received notification from a successor in interest of one of the Company's former customers ("Customer") that it had been served with a complaint in an action commenced in Federal Court in California alleging that certain of the Company's products infringe intellectual property rights of the plaintiff. The complaint alleged that certain of the Customer’s products infringe patent rights of the plaintiff. The Customer claimed that a feature in its products that allegedly infringes the patent rights was supplied by the Company, and that, based on the purchase agreement with the Company, it should indemnify the Customer with respect to this proceeding. On February 3, 2012, the case was dismissed with prejudice. The Company has not received any further communication from the Customer with respect to this matter.

4.	In September 2011, an action was commenced against the Company's subsidiary, AudioCodes Inc. and numerous other defendants, in Federal Court in Delaware alleging that AudioCodes Inc. and the other defendants, infringed the plaintiff's intellectual property rights in four patents. The claims made are being reviewed and an answer to the claims has not yet been filed. The proceeding is at an early stage and it is not possible at this time to predict the outcome of these proceedings. The Company believes that it has valid defenses to the claims.

5.	In November 2011, an action was commenced against AudioCodes Inc., in Federal Court in Texas alleging that AudioCodes Inc. infringed the plaintiff's intellectual property rights in one patent. Audiocodes Inc. filed an answer to the complaint asserting its position of non-infringement and other defenses. The Company believes that it has valid defenses to the claims.

EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 13:-	EQUITY

a.	Treasury stock:

In October 2011, the Company's Board of Directors approved a share repurchase plan pursuant to which the Company was authorized to purchase up to 4,000,000 of its outstanding ordinary shares. During the year ended December 31, 2011, the Company purchased 1,204,757 of its outstanding ordinary shares under this share repurchase plan, at a weighted average price per share of $ 3.33.

b.	Warrants issued to nonemployees:

During the years ended December 31, 2008, 2010 and 2011, the Company granted warrants to purchase 10,000, 25,000 and 2,500 shares at a weighted average exercise price of $ 4.82, $ 2.92 and $ 3.57 per share, respectively, in each case expiring seven years from the date of grant. The Company recorded immaterial compensation expenses with respect to the grant of these warrants in accordance with ASC 505. During 2010, 5,000 warrants were exercised. As of December 31, 2010 and 2011, 30,000 and 32,500 warrants issued to consultants are outstanding, out of which 10,000 and 17,500 warrants are exercisable, respectively.

c.	Employee Stock Purchase Plan:

In May 2001, the Company's Board of Directors adopted the Employee Stock Purchase Plan ("ESPP" or "the Purchase Plan"), which was amended, in July 2007. The Purchase Plan, as amended, provides for the issuance of up to 6,500,000 ordinary shares. As of December 31, 2011, 1,761,317 shares were available for future issuance under the Purchase Plan. Eligible employees can have up to 10% of their wages, up to certain maximums, used to purchase ordinary shares. The Purchase Plan is implemented with purchases every six months. The price of the ordinary shares purchased under the Purchase Plan is equal to 85% of the lower of the fair market value of the ordinary shares on the commencement date of each offering period or on the semi-annual purchase date. The Purchase Plan is considered a compensatory plan. Therefore, the Company records compensation expense in accordance with ASC 718, "Compensation - Stock Compensation", with respect to purchases under the Purchase Plan.

During the year ended December 31, 2011, 288,515 shares were issued under the Purchase Plan for aggregate consideration of $ 1,187. As of December 31, 2011, the Company's Board of Directors decided to suspend the Purchase Plan for the employees of the Company's U.S subsidiary and the Purchase Plan for the Company and its non-U.S subsidiaries has expired.

d.	Employee Stock Option Plans:

In the year ended December 31, 2008, the Board of Directors approved the 2008 Equity Incentive Plan that became effective in January 2009. As of December 31, 2011, the total number of shares authorized for grant under this Plan is 1,327,445.

Stock options granted under the abovementioned plan are exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Group's stock option activity and related information for the year ended December 31, 2011:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	4,612,530	$7.32
Changes during the year:
Granted	667,201	$5.18
Exercised	(112,737)	$4.58
Forfeited	(454,438)	$6.38
Expired	(818,000)	$12.27

Options outstanding at end of year	3,894,556	$6.10	4.2	$1,824

Vested and expected to vest	3,505,100	$6.10	4.2	$1,642

Options exercisable at end of year	2,355,134	$7.44	2.4	$845

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 1.22, $ 1.96 and $ 2.69, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

Total intrinsic value of options exercised for the twelve months ended December 31, 2009, 2010 and 2011 was $ 130, $ 2,946 and $ 44, respectively. As of December 31, 2011, there was $ 2,750 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.55 years.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Options outstanding as of December 31, 2011	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable as of December 31, 2011	Weighted average exercise price of exercisable options
		(Years)

$0.00-1.10	54,316	5.66	$0.01	20,408	$0.01
$1.50-2.51	630,625	4.49	$2.09	328,875	$2.07
$2.57-4.00	690,259	8.47	$3.22	162,712	$2.89
$4.08-6.49	1,089,456	4.48	$5.41	594,739	$5.68
$6.51-9.24	220,500	5.41	$7.28	39,000	$6.70
$9.32-14.76	1,209,400	1.17	$10.52	1,209,400	$10.52

	3,894,556	4.2	$6.10	2,355,134	$7.44

The following is a summary of the Group's restricted share units ("RSUs") activity and related information for the year ended December 31, 2011:

	Number of shares	Weighted average grant date fair value

Outstanding at beginning of year	172,354	$4.59
Changes during the year:
Granted	257,600	$5.66
Exercised	(162,270)	$5.84
Forfeited	(3,000)	$5.66

RSUs outstanding at end of year	264,684	$4.89

During the years ended December 31, 2010 and 2011, the share based compensation expenses related to the RSUs granted amounted to $ 678 and $ 786, respectively.

As of December 31, 2010, the Company recorded a liability based on its fair value in the amount of $ 500 relating to a commitment to grant RSUs that were granted in January 2011. In addition, the Company recorded a liability in its fair value in the amount of $ 160 relating to a commitment to grant RSUs subject to the Company's share price achieving a specified level in the period in between the grant date and January 1, 2013. On January 26, 2011, 141,666 RSUs were granted.

e.	During 2008 and 2009, the Company extended the exercise period of 895,138 and 231,400 options, respectively, granted to employees by a period of 1-2 years and re-priced the exercise price to certain employees. Total options that were re-priced in 2008 and 2009, were 100,000 and 50,000, respectively. The exercise price was adjusted in 2008 from a range of $ 5.7-$ 6.7 to $ 4.17 and in 2009 from a range of $ 4.17-$ 14.76 to $ 0.00.

The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 208, $ 14 and $ 0 for the years ended December 31, 2009, 2010 and 2011, respectively.

f.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to pay cash dividends in the foreseeable future. (See also Note 13a.)

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 14:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Measurement of taxable income:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 ("the Investment Law"):

The Company's production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under four separate investment programs. According to the provisions of such Israeli Investment Law, the Company has been granted the "Alternative Benefit Plan", under which the main benefits are tax exemptions and reduced tax rates.

Therefore, the Company's income derived from the Approved Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007. Tax benefits from the remaining programs are scheduled to gradually expire through 2013.

As of December 31, 2011, retained earnings included approximately $ 540 in tax-exempt income earned by the Company's "Approved Enterprise". The Company's Board of Directors has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprise".

Tax-exempt income attributable to the "Approved Enterprise" cannot be distributed to shareholders without subjecting the Company to taxes except upon complete liquidation of the Company. If such retained tax-exempt income is distributed in a manner other than upon the complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits (currently between 10% - 25%) and an income tax liability of approximately up to $ 135 would be incurred by the Company.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above Investment Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. As of December 31, 2011, management believes that the Company is in compliance with all of the aforementioned conditions.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular tax rate prevailing at that time.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") that significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficiary Enterprise including a provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval. Therefore, the Company's existing "Approved Enterprises" will generally not be subject to the provisions of the Amendment. As a result of the Amendment, tax-exempt income generated under the provisions of the Investment Law, as amended, will subject the

Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income. As of December 31, 2011, there was no taxable income attributable to the Beneficiary Enterprise.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Investment Law. These amendments became effective as of January 1, 2011. According to the amendments, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company can elect to have this amendment apply to it. Once an election is made, the Company will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

The Company does not currently intend to implement the amendment, and intend to continue to comply with the Investment Law as in effect prior to enactment of the amendment until the earlier of such time that compliance with the Investment Law prior to amendment is no longer in the Company's interests or until the expiration of the Company's current investment programs. The Company is required to comply with the amendment subsequent to the expiration of its current investment programs and for any new qualified investment program, after a transitional period. As a result, the amendment may increase the Company's average tax rate in future years.

3.	Net operating loss carryforward:

As of December 31, 2011, the Company has cumulative losses for tax purposes in the amount of approximately $ 24,000, which can be carried forward and offset against taxable income in the future for an indefinite period. As of December 31, 2011, the Company recorded a deferred tax asset of $ 3,714 in respect of such carryforward tax losses.

As of December 31, 2011, the Company's Israeli subsidiaries have estimated total available carry forward tax losses of approximately $ 67,000. The net operating losses may be claimed and offset against taxable income in the future for an indefinite period.

4.	Tax benefits under the law for the Encouragement of Industry (taxes), 1969 ("the Encouragement Law"):

The Encouragement Law, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.	Tax rates:

Taxable income of Israeli companies is subject to tax at the rate of 26%, 25% and 24% in 2009, 2010 and 2011, respectively.

On December 5, 2011, the Israeli Parliament (the Knesset) enacted the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The adoption of the legislative amendments effected the calculation of deferred income taxes.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also Note 14 a2).

b.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(5,963)	$9,277	$5,632
Foreign	3,035	1,066	2,047

	$(2,928)	$10,343	$7,679

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current taxes	$290	$436	$890
Deferred taxes	-	(2,321)	(652)

	$290	$(1,885)	$238

Domestic	$484	$(1,617)	$151
Foreign	(194)	(268)	87

	$290	$(1,885)	$238

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Net operating loss carry forward	$50,826	$52,485
Reserves and allowances	6,798	8,283

Net deferred tax assets before valuation allowance	57,624	60,768
Valuation allowance	(53,076)	(55,568)

Deferred tax asset	$4,548	$5,200

Domestic:
Short-term deferred tax asset	$1,860	$1,857
Long-term deferred tax asset	1,353	1,857

	$3,213	$3,714

Foreign:
Short-term deferred tax asset	$427	$743
Long-term deferred tax asset	908	743

	$1,335	$1,486

The Company's U.S. subsidiary has estimated total available carry forward tax losses of approximately $ 82,000 to offset against future taxable income that expire between 2020 and 2029. As of December 31, 2011, the Company's U.S subsidiary recorded a deferred tax asset of $ 1,486 relating to the available net carry forward tax losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

e.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) before taxes, as reported in the consolidated statements of operations	$(2,928)	$10,343	$7,679

Statutory tax rate	26%	25%	24%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(761)	$2,586	$1,843
Income tax at rate other than the Israeli statutory tax rate	337	327	275
Tax advanaces and non-deductible expenses including equity based compensation expenses	1,425	646	1,373
Deferred taxes on losses for which a valuation allowance was provided	382	(3,855)	2,492
Valuation allowance recorded to APIC	-	181	(266)
Utilization of operating losses carry forward	(1,469)	(2,846)	(3,233)
Tax adjustment in respect of different tax rates	-	-	(1,219)
Taxes in respect to prior years	90	41	(54)
State and Federal taxes	21	90	93
Foreign exchange	251	760	(901)
Other individually immaterial income tax item	14	185	(165)

Actual tax expense (benefit)	$290	$(1,885)	$238

f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Gross unrecognized tax benefits as of January 1, 2011	$158

Increase in tax position for current year	32

Gross unrecognized tax benefits as of December 31, 2011	$190

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expenses. The liability for unrecognized tax benefits does not include accrued interest and penalties of $ 180 and $ 189 at December 31, 2010 and 2011, respectively.

The Company has received final tax assessment through the year 2006.

BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 15:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

	Year ended December 31,
	2009	2010	2011

Numerator:

Net income (loss) attributed to Audiocodes shareholders	$(2,822)	$12,126	$7,164

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	40,207,923	40,559,759	41,437,927
Effect of dilutive securities:
Employee stock options and ESPP	*) -	401,240	497,170
Senior convertible notes	*) -	*) -	*) -

Denominator for diluted net earnings per share - adjusted weighted average number of shares	40,207,923	40,960,999	41,935,097

*)    Antidilutive.

FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2011
Financial Expenses Disclosure [Abstract]
Financial Expenses Disclosure [Text Block]
NOTE 16:-	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2009	2010	2011

Financial expenses:
Interest	$(4,739)	$(318)	$(346)
Amortization of marketable securities premiums and accretion of discounts, net	(253)	-	(416)
Exchange rate	-	(99)	(612)
Others	(232)	(228)	(133)

	(5,224)	(645)	(1,507)
Financial income:
Interest and others	2,376	551	1,930
Exchange rate	104	-	-

	2,480	551	1,930

	$(2,744)	$(94)	$423

GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 17:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2009, 2010 and 2011 and long-lived assets as of December 31, 2009, 2010 and 2011.

	2009		2010		2011
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$10,410	$20,938	$19,223	$19,867	$11,887	$19,364
Americas	69,960	22,799	71,538	21,128	85,630	19,914
Europe	27,101	87	32,566	66	36,322	125
Far East	18,423	74	26,713	47	21,988	45

	$125,894	$43,898	$150,040	$41,108	$155,827	$39,448

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year ended December 31,
	2009	2010	2011

Technology	$34,995	$45,266	$35,017
Networking	90,899	104,774	120,810

	$125,894	$150,040	$155,827

DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 18:-	DERIVATIVE INSTRUMENTS

The Group enters into hedge transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and rent expenses) in currencies other than the U.S. dollar. The Company currently hedges such future exposures for a maximum period of one year. However, the Company may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including but not limited to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Group records all derivatives in the consolidated balance sheet at fair value. The effective portions of cash flow hedges are recorded in other comprehensive income until the hedged item is recognized in earnings. The ineffective portions of cash flow hedges are adjusted to fair value through earnings in financial other income or expense. The Company does not enter into derivative transactions for trading purposes.

The Group had a net deferred gain (loss) associated with cash flow hedges of $ 822 and $ (240) recorded in other comprehensive income as of December 31, 2010 and 2011, respectively. As of December 31, 2011, the hedged transactions are expected to occur within twelve months.

The Group entered into forward contracts to hedge the fair value of assets denominated in New Israeli Shekels that did not meet the requirement for hedge accounting. The Company measured the fair value of the contracts in accordance with ASC 820 at level 2. The net gains recognized in "financial and other expenses, net" during 2010 and 2011 were $ 200 and $ 187, respectively.

As of December 31, 2010 and 2011, the Group had outstanding forward contracts in the amount of $ 13,125 and $ 19,100, respectively.

The fair value of the Group's outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2010 and 2011, are summarized below:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2010		2011

Fair value of foreign exchange forward contracts	"Other receivables and prepaid expenses"		$822	$
	"Other payables and accrued expenses"	$			$(240)

Gains (losses) recognized in OCI (effective portion)	"Other comprehensive income"		$724		$(1,062)

The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2010 and 2011 is summarized below:

Foreign exchange forward and	Statements of	Year ended December 31,
options contracts	operations	2010	2011

Gain (loss) on derivatives recognized in OCI	"Operating expenses"	$1,316	$(205)

Gain recognized in income on derivatives (effective portion)	"Operating expenses"	$592	$857